ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Going Concern (Details) - USD ($) $ in Thousands	3 Months Ended						9 Months Ended		12 Months Ended
	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Net loss	$ (10,713)	$ (8,437)	$ (8,730)	$ (4,281)	$ (3,185)	$ (2,335)	$ (27,880)	$ (9,802)	$ (16,521)	$ (4,282)
Cash used in operations							(23,900)	$ (5,313)	(11,182)	(3,195)
Accumulated deficit	$ (49,137)						$ (49,137)		$ (21,257)	$ (4,736)
Substantial Doubt about Going Concern, within One Year									true